INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
C.	INVENTORIES

Inventories include the following:

At December 31,	2011	2010
Finished products	$436.2	$370.1
Work in process and raw materials	439.6	322.2

	875.8	692.3
Less LIFO reserve	(165.4)	(158.3)

	$710.4	$534.0

Inventories valued using the LIFO method comprised 45% and 38% of consolidated inventories before deducting the LIFO reserve at December 31, 2011 and 2010, respectively. During 2010, inventory quantities declined which provided a pretax favorable income effect from the liquidation of LIFO inventory of $15.0.